Revenue and other income (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Schedule of Revenues and Other Income
The following table summarizes the Company’s revenue and other income per category for the six-month period ended June 30, 2026 and 2025:

	For the six-month period ended June 30,
(in thousands of euros)	2026	2025
Services	575	21,522
Other sales	3,068	3,406
Total revenues	3,643	24,928
Research tax credit	1,903	1,616
Subsidies	3	67
Other	2	26
Total other income	1,908	1,710
Total revenues and other income	5,551	26,638